Convertible notes payable - Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Oct. 30, 2025 USD ($) day $ / shares	Jun. 30, 2026 USD ($)	May 06, 2026 USD ($)	Feb. 09, 2026 USD ($) $ / shares	Nov. 30, 2025 USD ($)
Convertible Notes due 2026 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	25.00%
Convertible Notes due 2026 | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	20.00%
Convertible Notes due 2026 | Convertible notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 150,000
Convertible debt, aggregate principal amount	$ 50,000
Debt instrument, interest rate during period	107.00%
Conversion price (in USD per share) | $ / shares	$ 2.59
Debt instrument, redemption price, percentage	107.00%
Debt instrument, mandatory conversion price trigger | $ / shares	$ 3.88
Debt instrument, convertible, threshold consecutive trading days | day	15
Debt instrument, convertible mandatory conversion daily dollar volume threshold	$ 3,000
Convertible debt, fair value		$ 67
Gain on derivatives		804
Convertible Notes due 2026 | Convertible notes | Level 3
Debt Instrument [Line Items]
Convertible debt, fair value		23,253
Convertible Notes due 2028 | Convertible notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 15,000	$ 40,000	$ 60,000
Conversion price (in USD per share) | $ / shares				$ 2.62
Convertible Notes due 2028 | Convertible notes | Level 3
Debt Instrument [Line Items]
Convertible debt, fair value		$ 87,839